2. BASIS OF PRESENTATION: (a) Statement of compliance (Policies)	12 Months Ended
Jan. 31, 2018
Policies
(a) Statement of compliance

(a)      Statement of compliance

These financial statements and the notes thereto (the "Financial Statements") present the Company's financial results of operations under IFRS for years ended January 31, 2018, 2017 and 2016 and financial position as at January 31, 2018 and 2017.

In the opinion of management, all adjustments necessary to present fairly the financial position of the Company as at January 31, 2018 and the results of its operations and cash flows for the year then ended have been made.

The Board of Directors have approved the annual financial statements for issue on May 14, 2018.